Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

A member of the Company’s management is the controlling person of Aegea Biotechnologies, Inc., or Aegea. On September 2, 2012, the Company entered into an Assignment and Exclusive Cross-License Agreement, or the Cross-License Agreement, with Aegea. The Company received a payment of approximately $15,000 during the year ended December 31, 2017, as well as a payment of approximately $19,000 during the nine months ended September 30, 2018, from Aegea as reimbursements for shared patent costs under the Cross-License Agreement. There were no payments received on this arrangement during the quarter ended September 30, 2018.

Pursuant to a sublease agreement dated March 30, 2015, the Company subleased 9,849 square feet, plus free use of an additional area, of its San Diego facility to an entity affiliated with the Company’s non-executive Chairman for $12,804 per month, with a refundable security deposit of $12,804 received from the subtenant. The initial term of the sublease expired on July 31, 2015 and was subject to renewal on a month-to-month basis thereafter. On February 1, 2017, the Company received notice from the subtenant terminating the sublease effective March 31, 2017. During the year ended December 31, 2017, the total amount of the $12,804 security deposit previously received from the subtenant was applied against approximately $16,000 in additional rents owed as a result of the subtenant continuing to occupy the subleased areas beyond March 31, 2017, and the balance of approximately $3,200 due to the Company was waived. A total of approximately $51,000 and $51,000 in rental income was recorded to other income/(expense) in the Company’s statement of operations and comprehensive loss during the nine months ended September 30, 2017 and the year ended December 31, 2017, respectively. There was no income or expense recorded in the three and nine months ended September 30, 2018 related to this sublease.

15. Related Party Transactions

Three members of the Company’s Board of Directors participated in its public offering in May 2016, purchasing an aggregate of 1,944 shares of the Company’s common stock and warrants to purchase up to an aggregate of 1,361 shares of its common stock for total gross proceeds to the Company of $175,000. Additionally, a trust affiliated with Claire K.T. Reiss, who at the time was the beneficial owner of more than 10% of the Company’s outstanding common stock, participated in the Company’s public offering in May 2016, purchasing 6,825 shares of its common stock and warrants to purchase up to 4,777 shares of its common stock for total gross proceeds to the Company of $614,273 (see Note 4).

Seven members of the Company’s Board of Directors, including its CEO and all three of the Company’s other executive officers, participated in the Company’s public offering in October 2016, purchasing an aggregate of 17,802 shares of common stock and warrants to purchase up to an aggregate of 17,802 shares of common stock for total gross proceeds to the Company of approximately $587,000. Additionally, a trust affiliated with Claire K.T. Reiss, who at the time was the beneficial owner of more than 10% of the Company’s outstanding common stock, participated in the Company’s public offering in October 2016, purchasing 7,575 shares of its common stock and warrants to purchase up 7,575 shares of its common stock for total gross proceeds to the Company of approximately $250,000. Further, several of the Company’s employees and one of its consultants participated in the Company’s public offering in October 2016, purchasing an aggregate of 2,636 shares of its common stock and warrants to purchase up to an aggregate of 2,636 shares of its common stock for total aggregate gross proceeds to the Company of approximately $87,000.

A member of the Company’s management is the controlling person of Aegea Biotechnologies, Inc., or Aegea. On September 2, 2012, the Company entered into an Assignment and Exclusive Cross-License Agreement, or the Cross-License Agreement, with Aegea. The Company received payments totaling approximately $19,000 and $15,000 during the years ended December 31, 2016 and 2017, respectively, from Aegea as reimbursements for shared patent costs under the Cross-License Agreement.

Pursuant to a sublease agreement dated March 30, 2015, the Company subleased 9,849 square feet, plus free use of an additional area, of its San Diego facility to an entity affiliated with the Company’s non-executive Chairman for $12,804 per month, with a refundable security deposit of $12,804 received from the subtenant. The initial term of the sublease expired on July 31, 2015 and was subject to renewal on a month-to-month basis thereafter. On February 1, 2017, the Company received notice from the subtenant terminating the sublease effective March 31, 2017. During the year ended December 31, 2017, the total amount of the $12,804 security deposit previously received from the subtenant was applied against approximately $16,000 in additional rents owed as a result of the subtenant continuing to occupy the subleased areas beyond March 31, 2017, and the balance of approximately $3,200 due to the Company was waived. A total of approximately $154,000 and $51,000 in rental income was recorded to other income/(expense) in the Company’s statement of operations and comprehensive loss during the years ended December 31, 2016 and 2017, respectively.